FAIR VALUE OF PLAN ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Assets Measured at Fair Value on a Recurring Basis

Assets measured at fair value on a recurring basis as of December 31, 2025 and 2024 are as follows:

	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31,	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
2025
Registered Investment Companies	$153,994,534	$153,994,534	$—	$—
Common Stock Fund	11,552,966	11,552,966	—	—
Total Investments at Fair Value	$165,547,500	$165,547,500	$—	$—

2024
Registered Investment Companies	$132,071,752	$132,071,752	$—	$—
Common Stock Fund	12,120,800	12,120,800	—	—
Total Investments at Fair Value	$144,192,552	$144,192,552	$—	$—